Information: Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2023
Information: Condensed Financial Statements of The Company [Abstract]
Information: Condensed Financial Statements of the Company
23.	Information: Condensed financial statements of the Company

Rules 12-04(a) and 4-08(e) (3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as equity in profit/(loss) of subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2023, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Company

BALANCE SHEETS

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2 (g))
ASSETS
Current assets:
Cash	210,769,439	212,847,187	29,978,899
Investment gain in subsidiaries and VIEs	84,528,603	-	-
Amounts due from subsidiaries and VIEs	7,686	42,496,200	5,985,465
Total current assets	295,305,728	255,343,387	35,964,364
Total assets	295,305,728	255,343,387	35,964,364
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	55,717	56,662	7,981
Investment deficit in subsidiaries and VIEs	-	54,111,743	7,621,480
Amounts due to subsidiaries and VIEs	42,307,875	43,765,484	6,164,239
Total current liabilities	42,363,592	97,933,889	13,793,700
Total liabilities	42,363,592	97,933,889	13,793,700
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 shares authorized, 66,667,000 and 116,667,000 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	45,198	81,092	11,422
Additional paid-in capital	305,460,907	333,552,470	46,979,883
Statutory reserves	60,201,702	60,610,543	8,536,816
Accumulated other comprehensive income	5,514,488	8,485,041	1,195,093
Accumulated deficit	(118,280,159)	(245,319,648)	(34,552,550)
Total shareholders’ equity	252,942,136	157,409,498	22,170,664
Total liabilities and shareholders’ equity	295,305,728	255,343,387	35,964,364

STATEMENTS OF OPERATIONGS AND COMPREHENSIVE INCOME/(LOSS)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2 (g))
Operating expenses
General and administrative expenses	(1,059,294)	(2,360,615)	(1,292,974)	(182,112)
Total operating expenses	(1,059,294)	(2,360,615)	(1,292,974)	(182,112)
Other income	-	12,107	336	47
Equity in loss of subsidiaries and VIEs, net	(242,760,667)	(5,441,353)	(125,338,010)	(17,653,490)
Loss from subsidiaries and VIEs	(242,760,667)	(5,429,246)	(125,337,674)	(17,653,443)
Net loss	(243,819,961)	(7,789,861)	(126,630,648)	(17,835,555)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(243,819,961)	(7,789,861)	(126,630,648)	(17,835,555)
Net (loss)/income
Other comprehensive (loss)/income, net of nil tax	(4,586,027)	18,057,155	2,970,553	418,394
Comprehensive (loss)/income	(248,405,988)	10,267,294	(123,660,095)	(17,417,161)

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2 (g))
Cash flows used in operating activities	(2,290,367)	(1,900,037)	(42,725,890)	(6,017,816)
Cash flows used in investing activities	-	-	-	-
Cash flows provided by financing activities	-	-	41,856,435	5,895,356
Effect of exchange rate changes on cash	(3,088,575)	17,940,145	2,947,203	415,104
Net changes in cash	(5,378,942)	16,040,108	2,077,748	292,644
Cash at the beginning of year	200,108,273	194,729,331	210,769,439	29,686,255
Cash at the end of year	194,729,331	210,769,439	212,847,187	29,978,899